JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.3%
Northrop Grumman Corp.	744	240,669

Automobiles — 1.8%
Tesla, Inc. *	525	350,505

Banks — 7.3%
Huntington Bancshares, Inc.	5,182	81,466
Regions Financial Corp.	3,552	73,376
Truist Financial Corp.	9,721	566,910
US Bancorp	5,152	284,980
Wells Fargo & Co.	9,500	371,183

		1,377,915

Beverages — 3.6%
Coca-Cola Co. (The)	9,579	504,888
Constellation Brands, Inc., Class A	755	172,030

		676,918

Biotechnology — 2.9%
AbbVie, Inc.	4,438	480,232
Biogen, Inc. *	261	72,961

		553,193

Capital Markets — 3.4%
Ameriprise Financial, Inc.	1,201	279,167
Morgan Stanley	4,656	361,599

		640,766

Chemicals — 2.5%
Eastman Chemical Co.	2,386	262,748
PPG Industries, Inc.	1,392	209,175

		471,923

Containers & Packaging — 1.0%
Crown Holdings, Inc.	1,859	180,380

Electric Utilities — 4.6%
NextEra Energy, Inc.	7,658	579,041
Xcel Energy, Inc.	4,455	296,301

		875,342

Electrical Equipment — 3.2%
Eaton Corp. plc	4,455	616,093

Entertainment — 1.1%
Netflix, Inc. *	391	204,080

Equity Real Estate Investment Trusts (REITs) — 2.7%
Prologis, Inc.	4,830	511,980

Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp. *	7,350	284,060
Intuitive Surgical, Inc. *	265	195,733

		479,793

Health Care Providers & Services — 2.2%
Cigna Corp.	1,750	423,029

Hotels, Restaurants & Leisure — 4.5%
Marriott International, Inc., Class A *	2,117	313,506
McDonald’s Corp.	1,966	440,605
Yum! Brands, Inc.	847	91,674

		845,785

Insurance — 0.7%
Progressive Corp. (The)	1,335	127,673

Interactive Media & Services — 7.6%
Alphabet, Inc., Class A *	592	1,221,177
Facebook, Inc., Class A *	755	222,441

		1,443,618

Internet & Direct Marketing Retail — 5.7%
Amazon.com, Inc. *	352	1,089,939

IT Services — 6.6%
FleetCor Technologies, Inc. *	904	242,733
Mastercard, Inc., Class A	2,411	858,442
Okta, Inc.*	164	36,090
Shopify, Inc., Class A (Canada) *	72	79,435
Visa, Inc., Class A	161	34,124

		1,250,824

Machinery — 0.6%
Stanley Black & Decker, Inc.	570	113,761

Media — 0.6%
Charter Communications, Inc., Class A *	196	121,170

Multi-Utilities — 0.5%
CMS Energy Corp.	1,429	87,514

Oil, Gas & Consumable Fuels — 0.3%
Pioneer Natural Resources Co.	393	62,419

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	6,259	395,123
Eli Lilly and Co.	1,352	252,554

		647,677

Professional Services — 1.8%
Leidos Holdings, Inc.	3,474	334,449

Road & Rail — 3.2%
Norfolk Southern Corp.	2,230	598,875

Semiconductors & Semiconductor Equipment — 7.8%
Advanced Micro Devices, Inc. *	3,433	269,500
Analog Devices, Inc.	3,479	539,524
ASML Holding NV (Registered), NYRS (Netherlands)	425	262,505
Lam Research Corp.	247	147,015
NXP Semiconductors NV (Netherlands)	1,310	263,729

		1,482,273

Software — 7.4%
Ceridian HCM Holding, Inc. *	964	81,223
Coupa Software, Inc. *	228	58,114
Microsoft Corp.	5,213	1,229,105
Workday, Inc., Class A *	134	33,396

		1,401,838

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Specialty Retail — 3.4%
Lowe’s Cos., Inc.	1,693	322,050
O’Reilly Automotive, Inc. *	244	123,582
Ross Stores, Inc.	1,721	206,358

		651,990

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	8,526	1,041,418

TOTAL COMMON STOCKS (Cost $11,537,281)		18,903,809

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b) (Cost $227,405)	227,292	227,405

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0% (c)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b) (Cost $66)	66	66

TOTAL SHORT-TERM INVESTMENTS (Cost $227,471)		227,471

Total Investments — 100.9% (Cost $11,764,752)		19,131,280
Liabilities in Excess of Other Assets — (0.9)%		(169,716)

Net Assets — 100.0%		18,961,564

Percentages indicated are based on net assets.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

NYRS	New York Registry Shares
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	639	06/2021	USD	126,849	1,172

Abbreviations

USD	United States Dollar

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$19,131,280	$—	$—	$19,131,280

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,172	$—	$—	$1,172

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$41,341	$4,315,771	$4,129,628	$(79)	$—	(c)	$227,405	227,292	$262	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares (a)	1,074	322,000	323,066	(8)	—	(c)	—	—	68	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	12,605	100,900	113,439	—	—		66	66	3	—

Total	$55,020	$4,738,671	$4,566,133	$(87)	$—	(c)	$227,471		$333	$—

(a)	Investment in an affiliated fund, which is registered u nder the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.